Amounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 2,708	$ 842
Sales taxes receivable	149	507
Amounts receivable	$ 2,857	$ 1,349